Equity Incentive Plan	12 Months Ended
Dec. 31, 2016
Equity Incentive Plan [Abstract]
Equity Incentive Plan:
14. Equity incentive plan:
On January 16, 2008, the Company's Board of Directors approved the 2008 Equity Incentive Plan (the "Plan"). Under the Plan, officers, key employees and directors are eligible to receive awards of stock options, stock appreciation rights, restricted stock, restricted stock units, phantom stock units and unrestricted stock. On January 25, 2010, the Company's Board of Directors amended the 2008 Equity Incentive Plan to provide that a total of 21,834,055 common shares be reserved for issuance.
On January 12, 2011, 750 shares (6,000 before the 1-for-8 reverse stock split) of the non-vested common stock out of 21,834,055 shares reserved under the Plan were granted to Fabiana as a bonus for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2010. The shares were granted to Fabiana and vest over a period of eight years, with 83 shares (667 before the 1-for-8 reverse stock split) vesting on the grant date and 83 shares (667 before the 1-for-8 reverse stock split) vesting annually on December 31, 2011 through 2018, respectively. The stock-based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $5.50 per share (share price before reverse stock splits). As of December 31, 2016, 583 of these shares (4,667 before the 1-for-8 reverse stock split) have vested.
On August 20, 2013, the Compensation Committee approved that a bonus in the form of 83 shares (667 before the 1-for-8 reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2012. The shares vested over a period of two years with 28 shares (222 before the 1-for-8 reverse stock split) vesting on the grant date, 28 shares (222 before the 1-for-8 reverse stock split) vesting on August 20, 2014 and 28 shares (222 before the 1-for-8 reverse stock split)on August 20, 2015, respectively. The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $2.01 per share (share price before reverse stock splits). As of December 31, 2016, the shares have vested in full.
On August 19, 2014, the Compensation Committee approved that a bonus in the form of 100 shares (800 before the 1-for-8 reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2013. The shares vest over a period of three years, with 33 shares (267 before the 1-for-8 reverse stock split) vesting on December 31, 2014, 33 shares (267 before the 1-for-8 reverse stock split) vesting on December 31, 2015, and 33 shares (267 before the 1-for-8 reverse stock split) vesting on December 31, 2016. The stock based compensation was recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $3.26 per share (share price before reverse stock splits). As of December 31, 2016, these shares have vested in full.
On December 30, 2014, the Compensation Committee approved that a bonus in the form of 175 shares (1,400 before the 1-for-8 reverse stock split) of the Company's common stock, with par value $0.01, be granted to Fabiana for the contribution of Mr. George Economou for Chief Executive Officer's services rendered during 2014. The shares vest over a period of three years, with 58 shares (467 before the 1-for-8 reverse stock split) vesting on December 31, 2015, 58 shares (467 before the 1-for-8 reverse stock split) vesting on December 31, 2016 and 58 shares (467 before the 1-for-8 reverse stock split) vesting on December 31, 2017. The stock based compensation is being recognized to expenses over the vesting period and based on the fair value of the shares on the grant date of $1.07 per share (share price before reverse stock splits). As of December 31, 2016, 117 shares (934 before the 1-for-8 reverse stock split) of these shares have vested.
A summary of the status of the Company's non-vested shares as of December 31, 2014, 2015 and 2016 and the movement for the years ended December 31, 2014, 2015 and 2016, is presented below. There were no shares forfeited in 2014, 2015 and 2016.

	Number of non vested shares	Weighted average grant date fair value per non vested shares
Balance December 31, 2013	472	$61,080
Granted	275	22,440
Vested	(144)	51,720
Balance December 31, 2014	603	$45,720
Vested	(203)	40,560
Balance December 31, 2015	400	$48,240
Vested	(175)	43,160
Balance December 31, 2016	225	$52,232.56

	Number of vested shares	Weighted average grant date fair value per vested shares
As at December 31, 2013	828	$151,920
Granted and vested	33	39,120
Non vested shares granted in prior years and vested 2014	111	55,560

As at December 31, 2014	972	$137,040
Non vested shares granted in prior years and vested 2015	203	40,560

As at December 31, 2015	1,175	$120,360
Non vested shares granted in prior years and vested 2016	175	43,160

As at December 31, 2016	1,350	$110,354

As of December 31, 2014, 2015 and 2016, there was $12,589, $5,999 and $2,419 respectively, of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Plan. That cost at December 31, 2016, is expected to be recognized over a period of two years.
The amounts of $7,516, $6,590 and $3,580, represent the stock based compensation expense for the year ended December 31, 2014, 2015 and 2016, respectively and are recorded in "General and administrative expenses", in the accompanying consolidated statements of operations for the years ended December 31, 2014, 2015 and 2016, respectively. The total fair value of shares vested during the years ended December 31, 2014, 2015 and 2016, were $2,561, $477 and $5, respectively.